CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS)
Net income (loss)	$ 29,973	$ (5,429)	$ (88,275)
Cash flow hedges:
Changes in net gains (losses) on derivatives, net of tax provision of $-, $- and $8 for the years ended December 31, 2015, 2014 and 2013, respectively	4	(33)	13
Derivative settlement (gains) losses reclassified into earnings, net of tax benefit of $-, $- and $126 for the years ended December 31, 2015, 2014 and 2013, respectively	45	(23)	205
Other hedges:
Changes in net gains on derivatives, net of tax provision of $-, $- and $39 for the years ended December 31, 2015, 2014 and 2013, respectively	45	168	62
Foreign currency translation	(1,022)	(995)	(2,402)
Other comprehensive loss	(928)	(883)	(2,122)
Comprehensive income (loss)	$ 29,045	$ (6,312)	$ (90,397)